UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments [INSERT REPORT]

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	26,994	$5,064,884
Curtiss-Wright Corp.	24,841	2,236,435
Esterline Technologies Corp.*	4,413	430,047
KLX, Inc.*	5,257	254,386
Moog, Inc. (Class A Stock)*	13,831	968,723
United Technologies Corp.	57,287	6,947,768

		15,902,243

Airlines — 0.2%
Spirit Airlines, Inc.*	36,939	1,961,461

Auto Components — 0.3%
Dorman Products, Inc.*	17,923	1,494,778
Tenneco, Inc.	31,366	1,783,157

		3,277,935

Automobiles — 0.8%
Tesla, Inc.*(a)	21,535	7,343,650

Banks — 9.2%
Ameris Bancorp	26,683	1,156,708
Bank of America Corp.	399,114	8,944,145
Bank of the Ozarks, Inc.	79,732	3,524,154
BankUnited, Inc.	66,900	2,218,404
BB&T Corp.	128,701	5,360,397
Brookline Bancorp, Inc.	44,451	613,424
Citigroup, Inc.	118,442	7,170,479
Columbia Banking System, Inc.	84,570	3,104,565
Eagle Bancorp, Inc.*	20,610	1,175,800
East West Bancorp, Inc.	101,933	5,578,793
FNB Corp.	128,745	1,699,434
Glacier Bancorp, Inc.	58,411	1,884,339
Investors Bancorp, Inc.	26,232	347,049
JPMorgan Chase & Co.	214,182	17,595,051
Pacific Premier Bancorp, Inc.*	12,143	412,862
Pinnacle Financial Partners, Inc.	23,250	1,398,487
PNC Financial Services Group, Inc. (The)	50,828	6,033,284
Prosperity Bancshares, Inc.	33,211	2,080,337
Renasant Corp.	59,009	2,357,409
Seacoast Banking Corp. of Florida*	57,457	1,296,230
Signature Bank*	19,290	2,758,856
Webster Financial Corp.	45,515	2,217,491
Wells Fargo & Co.	79,256	4,053,152
Wintrust Financial Corp.	81,254	5,587,025

		88,567,875

Beverages — 0.4%
MGP Ingredients, Inc.	4,847	248,215
Monster Beverage Corp.*	71,327	3,606,293

		3,854,508

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	2,039	199,883
Amicus Therapeutics, Inc.*(a)	248,571	1,993,540
BioMarin Pharmaceutical, Inc.*	49,766	4,361,492
Celgene Corp.*	42,174	4,825,127
Coherus Biosciences, Inc.*	17,514	345,902
Exact Sciences Corp.*(a)	29,225	1,065,836

La Jolla Pharmaceutical Co.*	35,785	1,023,451
Otonomy, Inc.*	90,064	1,103,284
Radius Health, Inc.*(a)	41,516	1,437,284
Repligen Corp.*	6,759	265,223
Shire PLC, ADR	20,656	3,567,704
Vertex Pharmaceuticals, Inc.*	37,262	4,605,583

		24,794,309

Building Products — 0.0%
JELD-WEN Holding, Inc.*	9,459	295,499

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	64,827	13,695,352
Moelis & Co. (Class A Stock)	64,172	2,252,437
Piper Jaffray Cos.	25,865	1,516,982

		17,464,771

Chemicals — 1.9%
Dow Chemical Co. (The)	77,998	4,832,756
Ferro Corp.*	283,230	4,746,935
FMC Corp.	63,394	4,778,006
PolyOne Corp.	109,597	4,092,352

		18,450,049

Commercial Services & Supplies — 1.0%
Advanced Disposal Services, Inc.*	58,661	1,367,974
Mobile Mini, Inc.	110,711	3,099,908
MSA Safety, Inc.	8,213	666,074
West Corp.	192,662	4,463,979

		9,597,935

Communications Equipment — 0.9%
ADTRAN, Inc.	66,656	1,283,128
Cisco Systems, Inc.	143,114	4,512,385
Finisar Corp.*	11,944	294,539
Infinera Corp.*	81,399	791,198
NETGEAR, Inc.*	16,675	699,516
Viavi Solutions, Inc.*	126,066	1,415,721

		8,996,487

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp.*	200,262	831,087

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	144,764	3,888,361

Consumer Finance — 1.1%
Capital One Financial Corp.	71,886	5,529,471
SLM Corp.*	454,693	4,724,260

		10,253,731

Distributors — 0.0%
Core-Mark Holding Co., Inc.	7,100	241,755

Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co.*	38,343	473,536

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	62,528	2,463,603

Electric Utilities — 1.9%
El Paso Electric Co.	39,081	2,110,374
Exelon Corp.	128,220	4,655,668
PG&E Corp.	111,041	7,592,984
Portland General Electric Co.	83,257	3,941,386

		18,300,412

Electrical Equipment — 0.6%
Eaton Corp. PLC	71,058	5,498,468

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.*	33,575	2,534,912
Flex Ltd.*	405,772	7,003,625
Littelfuse, Inc.	6,097	987,409
Plexus Corp.*	35,325	1,836,194

		12,362,140

Energy Equipment & Services — 1.3%
Basic Energy Services, Inc.*	22,133	608,436
Forum Energy Technologies, Inc.*	147,284	2,393,365
Halliburton Co.	204,000	9,218,760

		12,220,561

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	36,150	4,742,518
Chatham Lodging Trust	151,312	3,003,543
Colony Northstar, Inc. (Class A Stock)	162,499	2,296,111
Cousins Properties, Inc.	258,771	2,215,080
Crown Castle International Corp.	38,401	3,903,462
Gaming and Leisure Properties, Inc.	36,809	1,351,258
Hersha Hospitality Trust	228,537	4,253,074
LaSalle Hotel Properties	71,793	2,042,511
National Storage Affiliates Trust	83,138	2,016,097
Pebblebrook Hotel Trust	70,057	2,166,162
Retail Opportunity Investments Corp.	38,510	760,958
Summit Hotel Properties, Inc.	109,117	1,953,194

		30,703,968

Food & Staples Retailing — 1.1%
Performance Food Group Co.*	103,586	2,931,484
Sprouts Farmers Market, Inc.*	68,013	1,629,592
United Natural Foods, Inc.*	18,792	750,552
Wal-Mart Stores, Inc.	68,950	5,419,470

		10,731,098

Food Products — 1.7%
Adecoagro SA (Argentina)*	310,036	3,410,396
Conagra Brands, Inc.	133,471	5,143,972
Darling Ingredients, Inc.*	163,535	2,562,593
Hain Celestial Group, Inc. (The)*	34,664	1,210,814
Mondelez International, Inc. (Class A Stock)	79,052	3,683,033

		16,010,808

Health Care Equipment & Supplies — 1.6%
Cardiovascular Systems, Inc.*	12,099	363,333
GenMark Diagnostics, Inc.*	194,183	2,512,728
K2M Group Holdings, Inc.*	44,816	1,019,564
Masimo Corp.*	11,214	976,067
Nevro Corp.*(a)	15,489	1,066,108
Novadaq Technologies, Inc. (Canada)*(a)	142,811	986,824
NuVasive, Inc.*(a)	18,106	1,358,493

NxStage Medical, Inc.*	77,413	1,676,766
Penumbra, Inc.*(a)	3,890	322,286
Zimmer Biomet Holdings, Inc.	43,633	5,201,490

		15,483,659

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*(a)	55,209	2,282,340
Amedisys, Inc.*	16,651	997,728
Cigna Corp.	35,378	5,703,995
Laboratory Corp. of America Holdings*	34,608	4,810,512
Premier, Inc. (Class A Stock)*	17,858	616,458
Surgery Partners, Inc.*	45,973	1,002,211
Tivity Health, Inc.*	100,950	3,427,253

		18,840,497

Hotels, Restaurants & Leisure — 4.3%
Bloomin’ Brands, Inc.	13,483	270,064
Carnival Corp.	99,653	6,384,768
ClubCorp Holdings, Inc.	137,073	1,823,071
Marriott International, Inc. (Class A Stock)	86,901	9,354,893
McDonald’s Corp.	34,200	5,160,438
Pinnacle Entertainment, Inc.*	190,686	3,735,539
Planet Fitness, Inc. (Class A Stock)	108,984	2,381,300
Texas Roadhouse, Inc.	23,793	1,163,953
Vail Resorts, Inc.	37,669	8,057,399
Wingstop, Inc.(a)	82,826	2,361,369
Zoe’s Kitchen, Inc.*(a)	51,160	711,636

		41,404,430

Household Durables — 0.3%
Newell Brands, Inc.	53,655	2,841,032
TRI Pointe Group, Inc.*	35,546	439,704

		3,280,736

Household Products — 0.8%
Procter & Gamble Co. (The)	87,198	7,681,272

Industrial Conglomerates — 0.3%
General Electric Co.	113,767	3,114,940

Insurance — 2.2%
Chubb Ltd.	48,398	6,930,110
MetLife, Inc.	102,083	5,164,379
Navigators Group, Inc. (The)	22,972	1,217,516
RLI Corp.	18,857	1,047,318
Validus Holdings Ltd.	69,446	3,708,416
White Mountains Insurance Group Ltd.	4,049	3,482,464

		21,550,203

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.*	18,190	18,092,138
HSN, Inc.	17,972	595,772
Netflix, Inc.*	75,441	12,302,164
Priceline Group, Inc. (The)*	5,338	10,019,906
Wayfair, Inc. (Class A Stock)*(a)	24,183	1,522,320

		42,532,300

Internet Software & Services — 8.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	108,703	13,311,770
Alphabet, Inc. (Class A Stock)*	15,004	14,810,298

Alphabet, Inc. (Class C Stock)*	10,451	10,083,752
Criteo SA (France), ADR*(a)	43,745	2,293,550
eBay, Inc.*	179,964	6,172,765
Facebook, Inc. (Class A Stock)*	102,240	15,485,271
MercadoLibre, Inc. (Argentina)	17,920	4,929,971
MINDBODY, Inc. (Class A Stock)*(a)	22,904	642,457
MuleSoft, Inc. (Class A Stock)*	24,995	650,370
Okta, Inc.*	13,217	344,964
Q2 Holdings, Inc.*	76,702	3,037,399
Shutterstock, Inc.*(a)	14,693	684,106
Tencent Holdings Ltd. (China)	344,674	11,845,539

		84,292,212

IT Services — 3.2%
DXC Technology Co.*	41,776	3,238,476
Global Payments, Inc.	20,792	1,904,755
InterXion Holding NV (Netherlands)*	69,381	3,083,985
MasterCard, Inc. (Class A Stock)	83,083	10,209,239
Presidio, Inc.*	77,563	1,192,143
Visa, Inc. (Class A Stock)	121,917	11,610,156

		31,238,754

Life Sciences Tools & Services — 0.6%
INC Research Holdings, Inc. (Class A Stock)*	56,230	3,196,676
NanoString Technologies, Inc.*	24,507	449,458
VWR Corp.*	68,965	2,279,983

		5,926,117

Machinery — 2.3%
Barnes Group, Inc.	18,697	1,058,063
CIRCOR International, Inc.	8,782	566,088
Franklin Electric Co., Inc.	6,050	231,110
Kennametal, Inc.	22,247	855,842
Mueller Water Products, Inc. (Class A Stock)	247,450	2,766,491
NN, Inc.	108,413	3,100,612
Parker-Hannifin Corp.	37,389	5,887,646
RBC Bearings, Inc.*	14,512	1,470,356
Rexnord Corp.*	176,885	4,032,978
Terex Corp.	41,168	1,349,487
Woodward, Inc.	8,667	590,396

		21,909,069

Media — 3.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	43,307	974,408
Charter Communications, Inc. (Class A Stock)*	24,797	8,568,603
Cinemark Holdings, Inc.	93,853	3,713,763
Comcast Corp. (Class A Stock)	178,922	7,459,258
Liberty Global PLC (United Kingdom) (Class C Stock)*	71,022	2,110,774
Time, Inc.	16,719	208,988
Twenty-First Century Fox, Inc. (Class A Stock)	111,948	3,036,030
Viacom, Inc. (Class B Stock)	84,723	2,947,513

		29,019,337

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
MFA Financial, Inc.	247,408	2,058,435

Multiline Retail — 0.0%
Big Lots, Inc.	5,142	251,084

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	45,510	2,299,620
Arch Coal, Inc. (Class A Stock)	10,872	769,412
Chevron Corp.	62,206	6,437,077
Concho Resources, Inc.*	44,659	5,661,868
Noble Energy, Inc.	112,793	3,236,031
PDC Energy, Inc.*	23,496	1,166,811
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	123,816	6,736,829
SemGroup Corp. (Class A Stock)	108,137	3,352,247
Suncor Energy, Inc. (Canada)	142,859	4,471,317
Tallgrass Energy GP LP	54,116	1,394,569
WPX Energy, Inc.*	241,472	2,612,727

		38,138,508

Personal Products — 0.0%
elf Beauty, Inc.*(a)	11,914	291,536

Pharmaceuticals — 3.9%
Allergan PLC	43,306	9,689,717
Bristol-Myers Squibb Co.	90,984	4,908,587
Dermira, Inc.*	63,557	1,742,733
Eli Lilly & Co.	52,763	4,198,352
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	6,801	670,647
Intersect ENT, Inc.*	91,185	2,306,980
Merck & Co., Inc.	94,569	6,157,388
Pfizer, Inc.	208,251	6,799,395
Prestige Brands Holdings, Inc.*	22,677	1,142,467

		37,616,266

Professional Services — 0.4%
FTI Consulting, Inc.*	25,570	882,932
Korn/Ferry International	72,062	2,313,911
TrueBlue, Inc.*	36,378	976,749

		4,173,592

Real Estate Management & Development — 0.2%
HFF, Inc. (Class A Stock)	37,051	1,155,621
Marcus & Millichap, Inc.*	29,300	708,474

		1,864,095

Road & Rail — 1.3%
CSX Corp.	101,236	5,483,954
Ryder System, Inc.	38,223	2,538,772
Union Pacific Corp.	44,343	4,891,033

		12,913,759

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*(a)	87,279	976,652
Broadcom Ltd.	38,750	9,279,850
Brooks Automation, Inc.	70,806	1,950,705
Cavium, Inc.*	31,549	2,302,131
MACOM Technology Solutions Holdings, Inc.*	80,456	4,905,402
MaxLinear, Inc.*	59,094	1,840,778
Monolithic Power Systems, Inc.	17,175	1,686,585
NVIDIA Corp.	71,755	10,357,834
Power Integrations, Inc.	5,231	350,216
Semtech Corp.*	55,939	2,136,870
Silicon Laboratories, Inc.*	6,030	451,044
Texas Instruments, Inc.	65,951	5,440,298

		41,678,365

Software — 9.3%
Activision Blizzard, Inc.	141,762	8,304,418
Adobe Systems, Inc.*	79,182	11,232,758
Aspen Technology, Inc.*	36,237	2,216,255
BroadSoft, Inc.*	10,032	401,280
Callidus Software, Inc.*	42,690	1,020,291
CyberArk Software Ltd. (Israel)*(a)	49,814	2,441,384
Fortinet, Inc.*	50,411	1,983,169
HubSpot, Inc.*(a)	29,048	2,094,361
Microsoft Corp.	320,306	22,370,171
Paycom Software, Inc.*(a)	105,913	6,930,947
Proofpoint, Inc.*(a)	22,884	1,968,024
PTC, Inc.*	93,764	5,398,931
salesforce.com, Inc.*	120,319	10,785,395
Splunk, Inc.*	46,027	2,818,693
Varonis Systems, Inc.*	88,646	3,222,282
Workday, Inc. (Class A Stock)*	59,363	5,935,113
Zendesk, Inc.*	38,460	999,191

		90,122,663

Specialty Retail — 1.2%
Five Below, Inc.*(a)	38,740	1,987,362
Industria de Diseno Textil SA (Spain), ADR	368,361	7,555,084
Party City Holdco, Inc.*(a)	133,144	2,203,533

		11,745,979

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	173,212	26,459,865

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG (Germany), ADR	67,360	6,463,192
Coach, Inc.	130,687	6,039,046
Fossil Group, Inc.*(a)	47,034	506,556
G-III Apparel Group Ltd.*	13,196	258,246
Steven Madden Ltd.*	11,394	447,215
Vera Bradley, Inc.*	56,674	533,302

		14,247,557

Thrifts & Mortgage Finance — 0.2%
Provident Financial Services, Inc.	49,247	1,149,425
WSFS Financial Corp.	13,832	609,991

		1,759,416

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc.*	9,714	468,506
Univar, Inc.*	202,587	6,162,697

		6,631,203

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC (United Kingdom), ADR	138,445	4,189,346

TOTAL LONG-TERM INVESTMENTS (cost $673,425,767)		944,901,445

SHORT-TERM INVESTMENTS — 8.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	27,566,842	27,566,842
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $51,297,928; includes $51,251,431 of cash collateral for securities on loan)(b)(w)	51,296,969	51,307,229

TOTAL SHORT-TERM INVESTMENTS (cost $78,864,770)	78,874,071

TOTAL INVESTMENTS — 106.0% (cost $752,290,537)(x)	1,023,775,516
Liabilities in excess of other assets — (6.0)%	(57,751,524)

NET ASSETS — 100.0%	$966,023,992

The following abbreviations are used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,043,589; cash collateral of $51,251,431 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$757,048,753

Appreciation	281,255,907
Depreciation	(14,529,144)

Net Unrealized Appreciation	$266,726,763

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,902,243	$—	$—
Airlines	1,961,461	—	—
Auto Components	3,277,935	—	—
Automobiles	7,343,650	—	—
Banks	88,567,875	—	—
Beverages	3,854,508	—	—
Biotechnology	24,794,309	—	—
Building Products	295,499	—	—
Capital Markets	17,464,771	—	—
Chemicals	18,450,049	—	—
Commercial Services & Supplies	9,597,935	—	—
Communications Equipment	8,996,487	—	—
Construction & Engineering	831,087	—	—
Construction Materials	3,888,361	—	—
Consumer Finance	10,253,731	—	—

Distributors	241,755	—	—
Diversified Consumer Services	473,536	—	—
Diversified Telecommunication Services	2,463,603	—	—
Electric Utilities	18,300,412	—	—
Electrical Equipment	5,498,468	—	—
Electronic Equipment, Instruments & Components	12,362,140	—	—
Energy Equipment & Services	12,220,561	—	—
Equity Real Estate Investment Trusts (REITs)	30,703,968	—	—
Food & Staples Retailing	10,731,098	—	—
Food Products	16,010,808	—	—
Health Care Equipment & Supplies	15,483,659	—	—
Health Care Providers & Services	18,840,497	—	—
Hotels, Restaurants & Leisure	41,404,430	—	—
Household Durables	3,280,736	—	—
Household Products	7,681,272	—	—
Industrial Conglomerates	3,114,940	—	—
Insurance	21,550,203	—	—
Internet & Direct Marketing Retail	42,532,300	—	—
Internet Software & Services	72,446,673	11,845,539	—
IT Services	31,238,754	—	—
Life Sciences Tools & Services	5,926,117	—	—
Machinery	21,909,069	—	—
Media	29,019,337	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,058,435	—	—
Multiline Retail	251,084	—	—
Oil, Gas & Consumable Fuels	38,138,508	—	—
Personal Products	291,536	—	—
Pharmaceuticals	37,616,266	—	—
Professional Services	4,173,592	—	—
Real Estate Management & Development	1,864,095	—	—
Road & Rail	12,913,759	—	—
Semiconductors & Semiconductor Equipment	41,678,365	—	—
Software	90,122,663	—	—
Specialty Retail	11,745,979	—	—
Technology Hardware, Storage & Peripherals	26,459,865	—	—
Textiles, Apparel & Luxury Goods	14,247,557	—	—
Thrifts & Mortgage Finance	1,759,416	—	—
Trading Companies & Distributors	6,631,203	—	—
Wireless Telecommunication Services	4,189,346	—	—
Affiliated Mutual Funds	78,874,071	—	—

Total	$1,011,929,977	$11,845,539	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940(“1940 Act”), as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.